Annual Fund Operating Expenses	Sep. 30, 2025
Allspring Diversified Capital Builder Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 31, 2028
Allspring Diversified Capital Builder Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.47%
Expenses (as a percentage of Assets)	1.07%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.07%
Allspring Diversified Capital Builder Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution or Similar (Non 12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.47%
Expenses (as a percentage of Assets)	1.82%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.82%
Allspring Diversified Income Builder Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 31, 2028
Allspring Diversified Income Builder Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.54%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.10%
Fee Waiver or Reimbursement	(0.26%)
Net Expenses (as a percentage of Assets)	0.84%
Allspring Diversified Income Builder Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution or Similar (Non 12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.54%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.85%
Fee Waiver or Reimbursement	(0.26%)
Net Expenses (as a percentage of Assets)	1.59%
Allspring Index Asset Allocation Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 31, 2028
Allspring Index Asset Allocation Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.46%
Expenses (as a percentage of Assets)	1.07%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	1.06%
Allspring Index Asset Allocation Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%
Distribution or Similar (Non 12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.46%
Expenses (as a percentage of Assets)	1.82%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	1.81%